Fair value of financial instruments - Unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at year end (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Trading income	£ 5,788	£ 7,076	£ 4,073
Other income	40	4	79
Other compre- hensive income	(1,685)	(157)	(304)
Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	(305)	(70)
Other income	21	(91)
Other compre- hensive income	0	(1)
Total	(284)	(162)
Level 3 | Investment property
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	0	(1)
Other compre- hensive income	0	0
Total	0	(1)
Level 3 | Net derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Trading income	(196)	(91)
Other income	0	0
Other compre- hensive income	0	0
Total	(196)	(91)
Trading portfolio liabilities | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	(5)	0
Other income	0	0
Other compre- hensive income	0	0
Total	(5)	0
Financial liabilities designated at fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	16	20
Other income	(1)	(1)
Other compre- hensive income	0	0
Total	15	19
Trading portfolio assets | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	(67)	(114)
Other income	0	0
Other compre- hensive income	0	0
Total	(67)	(114)
Trading portfolio assets | Trading portfolio liabilities
Disclosure of detailed information about financial instruments [line items]
Trading income	3,999	5,392	£ 2,795
Financial assets at fair value through the income statement | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	(53)	115
Other income	22	(89)
Other compre- hensive income	0	0
Total	(31)	26
Fair value through other comprehensive income | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	0	0
Other compre- hensive income	0	(1)
Total	£ 0	£ (1)